Schedule of Liability for Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Reduction of net operating loss carryforwards
Noncurrent tax liability (reflected in Other long-term liabilities)		309	309
Total liability for unrecognized tax benefits	$ 300	$ 309	$ 309